                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
       (Address of principal executive offices)                 (Zip code)

                                 Evelyn Dilsaver
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  July 1, 2004 - September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MONEY MARKET PORTFOLIO(TM)

PORTFOLIO HOLDINGS  As of September 30, 2004, unaudited

The following are the portfolio holdings at 9/30/04. For more information please refer to the fund's semiannual or annual shareholder reports.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                              COST       VALUE
HOLDINGS BY CATEGORY                                       ($X1,000)   ($X1,000)
--------------------------------------------------------------------------------
 81.1%   U.S. GOVERNMENT
         SECURITIES                                          109,004     109,004
 18.7%   OTHER INVESTMENTS                                    25,122      25,122
--------------------------------------------------------------------------------
 99.8%   TOTAL INVESTMENTS                                   134,126     134,126
  0.2%   OTHER ASSETS AND
         LIABILITIES, NET                                                    227
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                      134,353


      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      U.S. GOVERNMENT SECURITIES  81.1% of net assets

      DISCOUNT NOTES  78.5%
      --------------------------------------------------------------------------
      FANNIE MAE
         1.54%, 10/06/04                                   3,142           3,141
         1.10%, 10/12/04                                   1,000           1,000
         1.16%, 10/12/04                                   2,000           1,999
         1.55%, 10/13/04                                   1,410           1,409
         1.55%, 10/18/04                                   3,700           3,698
         1.59%, 10/20/04                                   5,615           5,610
         1.64%, 11/17/04                                   2,000           1,996
         1.66%, 11/22/04                                   1,000             998
         1.84%, 12/15/04                                   2,866           2,855
         2.09%, 03/23/05                                   1,400           1,386
      FEDERAL FARM CREDIT BANK
         1.67%, 10/04/04                                   7,793           7,792
         1.45%, 10/06/04                                   1,290           1,290
         1.71%, 10/13/04                                   1,000             999
         1.70%, 10/14/04                                   2,855           2,853
         1.72%, 11/16/04                                   5,000           4,989
         1.26%, 02/15/05                                   1,000             995
      FEDERAL HOME LOAN BANK
         1.73%, 10/06/04                                   3,164           3,163
         1.58%, 10/08/04                                   1,054           1,054
         1.67%, 10/08/04                                   2,000           1,999
         1.73%, 10/08/04                                   2,001           2,000
         1.72%, 10/15/04                                   5,200           5,197
         1.57%, 10/22/04                                   2,700           2,698
         1.66%, 11/22/04                                   1,900           1,895
      FREDDIE MAC
         1.55%, 10/12/04                                   1,400           1,399
         1.48%, 10/18/04                                   2,400           2,398
         1.49%, 10/18/04                                   3,014           3,012
         1.21%, 10/19/04                                   2,000           1,999
         1.22%, 10/19/04                                   2,000           1,999
         1.58%, 10/26/04                                   1,000             999
         1.63%, 11/16/04                                   2,000           1,996
         1.66%, 11/24/04                                   1,400           1,397
         1.71%, 11/30/04                                   3,000           2,991
         1.89%, 12/14/04                                   3,350           3,337
         1.85%, 12/21/04                                   5,000           4,979
         1.73%, 12/27/04                                   1,000             996
         2.09%, 03/29/05                                   1,000             990
      TENNESSEE VALLEY AUTHORITY
         1.70%, 10/28/04                                  10,000           9,988
         1.70%, 11/04/04                                   6,000           5,990
                                                                     -----------
                                                                         105,486
      COUPON NOTES  2.6%
      --------------------------------------------------------------------------
      FEDERAL HOME LOAN BANK
         3.63%, 10/15/04                                   2,500           2,502
         4.13%, 05/13/05                                   1,000           1,016
                                                                     -----------
                                                                           3,518

                                                   MATURITY AMOUNT      VALUE
      SECURITY                                       ($ x 1,000)     ($ x 1,000)
      OTHER INVESTMENTS  18.7% of net assets

      REPURCHASE AGREEMENTS  18.7%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $26,380
         1.75%, 10/01/04                                  25,123          25,122

END OF INVESTMENTS.

At 09/30/04, the tax basis cost of the fund's investments was $134,126.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)

PORTFOLIO HOLDINGS as of September 30, 2004, unaudited

The following are the portfolio holdings at 9/30/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                              COST       VALUE
HOLDINGS BY CATEGORY                                       ($X1,000)   ($X1,000)
--------------------------------------------------------------------------------
 55.2%  OTHER INVESTMENT
        COMPANIES                                             15,638     16,798
 39.4%  COMMON STOCK                                          10,308     11,986
  5.4%  SHORT-TERM INVESTMENTS                                 1,634      1,634
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                     27,580     30,418
  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                    (11)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 30,407

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  39.4% of net assets

      AEROSPACE / DEFENSE  0.7%
      --------------------------------------------------------------------------
      The Boeing Co.    938                                                   48
      Crane Co.    100                                                         3
      General Dynamics Corp.    150                                           15
      Goodrich Corp.    100                                                    3
      Lockheed Martin Corp.    540                                            30
      Northrop Grumman Corp.    428                                           23
      Raytheon Co.    500                                                     19
      Rockwell Automation, Inc.    200                                         8
      Rockwell Collins, Inc.    200                                            7
      Textron, Inc.    150                                                    10
      United Technologies Corp.    530                                        50
                                                                     -----------
                                                                             216
      AIR TRANSPORTATION  0.5%
      --------------------------------------------------------------------------
    o Delta Air Lines, Inc.    100                                             1
      FedEx Corp.    350                                                      30
      Sabre Holdings Corp., Class A    172                                     4
      Southwest Airlines Co.    900                                           12
      United Parcel Service, Inc., Class B   1,247                            95
                                                                     -----------
                                                                             142
      ALCOHOLIC BEVERAGES  0.2%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    25                                          1
      Anheuser-Busch Cos., Inc.    975                                        49
      Brown-Forman Corp., Class B    150                                       7
                                                                     -----------
                                                                              57
      APPAREL  0.2%
      --------------------------------------------------------------------------
    o Coach, Inc.    200                                                       8
      Jones Apparel Group, Inc.    150                                         5
      Liz Claiborne, Inc.    100                                               4
      Nike, Inc., Class B    300                                              24
      Reebok International Ltd.    100                                         4
      VF Corp.    100                                                          5
                                                                     -----------
                                                                              50
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  0.4%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    100                                          2
      Cummins, Inc.    50                                                      4
      Dana Corp.    180                                                        3
      Danaher Corp.    350                                                    18
      Delphi Corp.    579                                                      5
      Eaton Corp.    200                                                      13
      Ford Motor Co.    2,098                                                 29
      General Motors Corp.    650                                             27
      Genuine Parts Co.    200                                                 8
    o Goodyear Tire & Rubber Co.    100                                        1
      Harley-Davidson, Inc.    350                                            21
    o Navistar International Corp.    100                                      4
      Visteon Corp.    104                                                     1
                                                                     -----------
                                                                             136
      BANKS  3.1%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    430                                                 10
      Bank of America Corp.    4,640                                         201
      The Bank of New York Co., Inc.    900                                   26
      BB&T Corp.    626                                                       25
      Comerica, Inc.    200                                                   12
      Fifth Third Bancorp    667                                              33
      First Horizon National Corp.    150                                      7
      Huntington Bancshares, Inc.    333                                       8
      J.P. Morgan Chase & Co.    3,986                                       158
      KeyCorp, Inc.    500                                                    16
      M&T Bank Corp.    140                                                   13
      Marshall & Ilsley Corp.    300                                          12
      Mellon Financial Corp.    525                                           15
      National City Corp.    724                                              28
      North Fork Bancorp., Inc.    200                                         9
      Northern Trust Corp.    250                                             10
      PNC Financial Services Group,  Inc.    340                              18
      Regions Financial Corp.    595                                          20
      SouthTrust Corp.    375                                                 16
      State Street Corp.    400                                               17
      SunTrust Banks, Inc.    320                                             23
      Synovus Financial Corp.    325                                           8
      U.S. Bancorp    2,274                                                   66
      Wachovia Corp.    1,549                                                 73
      Wells Fargo & Co.    1,900                                             113
      Zions Bancorp.    100                                                    6
                                                                          ------
                                                                             943

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      BUSINESS MACHINES & SOFTWARE  3.4%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    250                                              12
    o Apple Computer, Inc.    400                                             15
      Autodesk, Inc.    100                                                    5
    o BMC Software, Inc.    200                                                3
    o Cisco Systems, Inc.    7,925                                           143
    o Compuware Corp.    400                                                   2
    o Comverse Technology, Inc.    200                                         4
    o Dell, Inc.    2,925                                                    104
    o EMC Corp.    2,850                                                      33
    o Gateway, Inc.    200                                                     1
      Hewlett-Packard Co.    3,462                                            65
      International Business Machines Corp.  1,920                           165
    o Lexmark International, Inc., Class A    150                             13
  (6) Microsoft Corp.    12,515                                              346
    o NCR Corp.    100                                                         5
    o Network Appliance, Inc.    400                                           9
    o Novell, Inc.    400                                                      2
    o Oracle Corp.    6,000                                                   68
      Pitney Bowes, Inc.    250                                               11
    o Siebel Systems, Inc.    600                                              4
    o Sun Microsystems, Inc.    3,675                                         15
    o Unisys Corp.    350                                                      4
    o Xerox Corp.    900                                                      13
                                                                     -----------
                                                                           1,042
      BUSINESS SERVICES  1.7%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A    103                                                           6
    o Allied Waste Industries, Inc.    400                                     3
    o Apollo Group, Inc., Class A    200                                      15
      Automatic Data Processing, Inc.  700                                   29
      Cendant Corp.    1,190                                                  26
      Cintas Corp.    182                                                      8
    o Citrix Systems, Inc.    175                                              3
      Computer Associates International, Inc.    700                          18
    o Computer Sciences Corp.    200                                           9
    o Convergys Corp.    137                                                   2
      Deluxe Corp.    100                                                      4
    o eBay, Inc.    759                                                       70
      Electronic Data Systems Corp.    550                                    11
      Equifax, Inc.    175                                                     5
      First Data Corp.    1,032                                               45
    o Fiserv, Inc.    225                                                      8
      H&R Block, Inc.    200                                                  10
      IMS Health, Inc.    300                                                  7
    o Interpublic Group of Cos., Inc.  500                                     5
    o Intuit, Inc.    244                                                     11
    o Mercury Interactive Corp.    100                                         3
    o Monster Worldwide, Inc.    95                                            2
      Omnicom Group, Inc.    220                                              16
    o Parametric Technology Corp.    200                                       1
      Paychex, Inc.    425                                                    13
    o PeopleSoft, Inc.    400                                                  8
      Robert Half International, Inc.  200                                     5
    o Sungard Data Systems, Inc.    361                                        9
    o Symantec Corp.    300                                                   16
      Tyco International Ltd.    2,360                                        72
    o Veritas Software Corp.    500                                            9
      Waste Management, Inc.    720                                           20
    o Yahoo!, Inc.    1,580                                                   54
                                                                     -----------
                                                                             523
      CHEMICALS  0.6%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    250                                   14
      Dow Chemical Co.    1,121                                               51
      E.I. du Pont de Nemours & Co.  1,169                                    50
      Eastman Chemical Co.    100                                              5
      Ecolab, Inc.    275                                                      9
      Great Lakes Chemical Corp.    100                                        2
    o Hercules, Inc.    100                                                    1
      Monsanto Co.    314                                                     11
      PPG Industries, Inc.    200                                             12
      Praxair, Inc.    400                                                    17
      Rohm & Haas Co.    300                                                  13
      Sigma-Aldrich Corp.    100                                               6
                                                                     -----------
                                                                             191
      CONSTRUCTION  0.2%
      --------------------------------------------------------------------------
      Centex Corp.    150                                                      8
      Fluor Corp.    100                                                       5
      KB Home    50                                                            4
      Masco Corp.    500                                                      17
      Pulte Homes, Inc.    150                                                 9
      The Sherwin-Williams Co.    175                                          8
      The Stanley Works    100                                                 4
      Vulcan Materials Co.    100                                              5
                                                                     -----------
                                                                              60
      CONSUMER DURABLES  0.1%
      --------------------------------------------------------------------------
      Black & Decker Corp.    100                                              8
      Leggett & Platt, Inc.    200                                             5
      Maytag Corp.    100                                                      2
      Newell Rubbermaid, Inc.    300                                           6
      Whirlpool Corp.    100                                                   6
                                                                     -----------
                                                                              27

      CONTAINERS  0.1%
      --------------------------------------------------------------------------
      Ball Corp.    200                                                        7
      Bemis Co.    100                                                         3
    o Pactiv Corp.    200                                                      5
    o Sealed Air Corp.    103                                                  5
                                                                     -----------
                                                                              20
      ELECTRONICS  1.9%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    700                                      1
    o Advanced Micro Devices, Inc.    400                                      5
    o Agilent Technologies, Inc.    566                                       12
    o Altera Corp.    464                                                      9
      American Power Conversion Corp.  275                                     5
      Analog Devices, Inc.    450                                             17

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Andrew Corp.    200                                                      2
    o Applied Materials, Inc.    2,000                                        33
    o Applied Micro Circuits Corp.    221                                      1
    o Broadcom Corp., Class A    355                                          10
    o CIENA Corp.    300                                                       1
      Intel Corp.    7,475                                                   150
      ITT Industries, Inc.    100                                              8
    o Jabil Circuit, Inc.    208                                               5
    o JDS Uniphase Corp.    1,654                                              6
    o KLA-Tencor Corp.    240                                                 10
      Linear Technology Corp.    400                                          14
    o LSI Logic Corp.    400                                                   2
    o Lucent Technologies, Inc.    5,055                                      16
      Maxim Integrated Products, Inc.  400                                    17
    o Micron Technology, Inc.    650                                           8
      Molex, Inc.    225                                                       7
      Motorola, Inc.    2,721                                                 49
    o National Semiconductor Corp.    400                                      6
    o Novellus Systems, Inc.    175                                            5
    o Nvidia Corp.    200                                                      3
      PerkinElmer, Inc.    118                                                 2
    o PMC - Sierra, Inc.    200                                                2
    o Power-One, Inc.    226                                                   1
    o QLogic Corp.    113                                                      3
      Qualcomm, Inc.    1,800                                                 70
    o Sanmina-SCI Corp.    500                                                 3
      Scientific-Atlanta, Inc.    175                                          4
    o Solectron Corp.    1,000                                                 5
      Symbol Technologies, Inc.    289                                         4
      Tektronix, Inc.    100                                                   3
    o Tellabs, Inc.    500                                                     5
    o Teradyne, Inc.    200                                                    3
      Texas Instruments, Inc.    2,050                                        44
    o Thermo Electron Corp.    175                                             5
    o Thomas & Betts Corp.    80                                               2
    o Waters Corp.    150                                                      7
      Xilinx, Inc.    375                                                     10
                                                                     -----------
                                                                             575
      ENERGY: RAW MATERIALS  0.7%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    295                                         20
      Apache Corp.    386                                                     19
      Baker Hughes, Inc.    431                                               19
    o BJ Services Co.    200                                                  10
      Burlington Resources, Inc.    400                                       16
      Devon Energy Corp.    290                                               21
      EOG Resources, Inc.    132                                               9
      Halliburton Co.    500                                                  17
    o Noble Corp.    200                                                       9
      Occidental Petroleum Corp.    465                                       26
    o Rowan Cos., Inc.    100                                                  3
      Schlumberger Ltd.    700                                                47
      Valero Energy Corp.    100                                               8
                                                                     -----------
                                                                             224
      FOOD & AGRICULTURE  1.3%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    774                                       13
      Campbell Soup Co.    500                                                13
      The Coca-Cola Co.    2,825                                             113
      Coca-Cola Enterprises, Inc.    550                                      10
      ConAgra Foods, Inc.    650                                              17
      General Mills, Inc.    450                                              20
      H.J. Heinz Co.    400                                                   14
      Hershey Foods Corp.    300                                              14
      Kellogg Co.    500                                                      21
      McCormick & Co., Inc.    200                                             7
      The Pepsi Bottling Group, Inc.    312                                    9
      PepsiCo, Inc.    1,955                                                  95
      Sara Lee Corp.    900                                                   21
      Supervalu, Inc.    175                                                   5
      Sysco Corp.    700                                                      21
      Wm. Wrigley Jr. Co.    250                                              16
                                                                     -----------
                                                                             409
      GOLD  0.1%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    500                                             23

      HEALTHCARE / DRUGS & MEDICINE  5.0%
      --------------------------------------------------------------------------
      Abbott Laboratories    1,760                                            75
      Allergan, Inc.    150                                                   11
      AmerisourceBergen Corp.    150                                           8
    o Amgen, Inc.    1,470                                                    83
    o Anthem, Inc.    175                                                     15
      Applied Biosystems Group -- Applera
      Corp.    200                                                             4
      Bausch & Lomb, Inc.    100                                               7
      Baxter International, Inc.    725                                       23
      Becton Dickinson & Co.    300                                           16
    o Biogen Idec, Inc.    380                                                23
      Biomet, Inc.    325                                                     15
    o Boston Scientific Corp.    988                                          39
      Bristol-Myers Squibb Co.    2,300                                       54
      C.R. Bard, Inc.    100                                                   6
      Cardinal Health, Inc.    525                                            23
    o Caremark Rx, Inc.    535                                                17
    o Chiron Corp.    200                                                      9
      Eli Lilly & Co.    1,320                                                79
    o Express Scripts, Inc.    100                                             7
    o Forest Laboratories, Inc.    450                                        20
    o Genzyme Corp.    250                                                    14
    o Gilead Sciences, Inc.    300                                            11
      Guidant Corp.    350                                                    23
      HCA, Inc.    600                                                        23
      Health Management Associates, Inc., Class A    300                       6
    o Hospira, Inc.    186                                                     6
    o Humana, Inc.    200                                                      4
      Johnson & Johnson    3,436                                             194
    o King Pharmaceuticals, Inc.    233                                        3
      Manor Care, Inc.    100                                                  3
      McKesson Corp.    374                                                   10
    o Medco Health Solutions, Inc.    337                                     10
    o Medimmune, Inc.    300                                                   7
      Medtronic, Inc.    1,340                                                70
      Merck & Co., Inc.    2,550                                              84
      Mylan Laboratories, Inc.    300                                          5

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
  (7) Pfizer, Inc.    8,759                                                  268
      Quest Diagnostics    139                                                12
      Schering-Plough Corp.    1,700                                          32
    o St. Jude Medical, Inc.    200                                           15
      Stryker Corp.    464                                                    22
    o Tenet Healthcare Corp.    450                                            5
      UnitedHealth Group, Inc.    730                                         54
    o Watson Pharmaceuticals, Inc.    100                                      3
    o WellPoint Health Networks, Inc.     175                                 18
      Wyeth    1,500                                                          56
    o Zimmer Holdings, Inc.    275                                            22
                                                                     -----------
                                                                           1,514
      HOUSEHOLD PRODUCTS  0.9%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    50                                        2
      Avon Products, Inc.    540                                              24
      Clorox Co.    250                                                       13
      Colgate-Palmolive Co.    550                                            25
      The Gillette Co.    1,200                                               50
      International Flavors & Fragrances, Inc.    100                          4
      Procter & Gamble Co.    2,840                                          154
                                                                     -----------
                                                                             272
      INSURANCE  2.0%
      --------------------------------------------------------------------------
      ACE Ltd.    340                                                         14
      Aetna, Inc.    100                                                      10
      AFLAC, Inc.    600                                                      23
      The Allstate Corp.    840                                               40
      AMBAC Financial Group, Inc.    123                                      10
 (10) American International Group, Inc.   3,006                             204
      AON Corp.    325                                                         9
      Chubb Corp.    240                                                      17
      CIGNA Corp.    175                                                      12
      Cincinnati Financial Corp.    210                                        9
      Hartford Financial Services Group, Inc.   340                           21
      Jefferson-Pilot Corp.    175                                             9
      Lincoln National Corp.    200                                            9
      Loews Corp.    200                                                      12
      Marsh & McLennan Cos., Inc.    625                                      29
      MBIA, Inc.    150                                                        9
      Metlife, Inc.    915                                                    35
      MGIC Investment Corp.    100                                             7
    o Principal Financial Group, Inc. 381                                     14
      The Progressive Corp.    265                                            22
      Prudential Financial, Inc.    650                                       31
      Safeco Corp.    150                                                      7
      The St. Paul Travelors Cos., Inc.  797                                  26
      Torchmark Corp.    150                                                   8
      UnumProvident Corp.    323                                               5
      XL Capital Ltd., Class A    155                                         11
                                                                     -----------
                                                                             603
      MEDIA  1.3%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.    729                               23
    o Comcast Corp., Class A    2,576                                         73
      Dow Jones & Co., Inc.    100                                             4
      Gannett Co., Inc.    325                                                27
      Knight-Ridder, Inc.    100                                               6
      The McGraw-Hill Cos., Inc.    225                                       18
      Meredith Corp.    50                                                     3
      New York Times Co., Class A    200                                       8
      R.R. Donnelley & Sons Co.    300                                         9
    o Time Warner, Inc.    5,200                                              84
      Tribune Co.    400                                                      16
    o Univision Communications, Inc.,
      Class A    354                                                          11
      Viacom, Inc., Class B    1,992                                          67
      The Walt Disney Co.    2,430                                            55
                                                                     -----------
                                                                             404
      MISCELLANEOUS  0.2%
      --------------------------------------------------------------------------
      3M Co.    925                                                           74

      MISCELLANEOUS FINANCE  3.0%
      --------------------------------------------------------------------------
      American Express Co.    1,450                                           75
      The Bear Stearns Cos., Inc.    110                                      11
      Capital One Financial Corp.    290                                      21
    / The Charles Schwab Corp.    1,575                                       14
  (9) Citigroup, Inc.    5,922                                               261
      Countrywide Financial Corp.    660                                      26
    o E*TRADE Group, Inc.    400                                               5
      Fannie Mae    1,145                                                     73
      Federated Investors, Inc., Class B    100                                3
      Franklin Resources, Inc.    300                                         17
      Freddie Mac    800                                                      52
      Golden West Financial Corp.    175                                      19
      Goldman Sachs Group, Inc.    562                                        52
      Janus Capital Group, Inc.    300                                         4
      Lehman Brothers Holdings, Inc.    250                                   20
      MBNA Corp.    1,487                                                     37
      Merrill Lynch & Co., Inc.    1,150                                      57
      Moody's Corp.    175                                                    13
      Morgan Stanley    1,230                                                 61
    o Providian Financial Corp.    350                                         5
      SLM Corp.    550                                                        24
      Sovereign Bancorp, Inc.    300                                           7
      T. Rowe Price Group, Inc.    150                                         8
      Washington Mutual, Inc.    1,050                                        41
                                                                     -----------
                                                                             906
      NON-DURABLES & ENTERTAINMENT  0.5%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    150                                          3
    o Electronic Arts, Inc.    354                                            16
      Fortune Brands, Inc.    175                                             13
      Hasbro, Inc.    200                                                      4
      International Game Technology    413                                    15
      Mattel, Inc.    500                                                      9
      McDonald's Corp.    1,450                                               41
    o Starbucks Corp.    470                                                  21
      Wendy's International, Inc.    140                                       5
      Yum! Brands, Inc.    320                                                13
                                                                     -----------
                                                                             140

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      NON-FERROUS METALS  0.2%
      --------------------------------------------------------------------------
      Alcoa, Inc.    1,000                                                    34
      Engelhard Corp.    160                                                   4
      Freeport-McMoran Copper & Gold,
      Inc., Class B    200                                                     8
      Phelps Dodge Corp.    100                                                9
                                                                     -----------
                                                                              55
      OIL: DOMESTIC  0.5%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    100                                                9
      Ashland, Inc.    100                                                     6
      ConocoPhillips    805                                                   67
      Kerr-McGee Corp.    150                                                  9
      Marathon Oil Corp.    400                                               16
    o Nabors Industries Ltd.    175                                            8
      Sunoco, Inc.    100                                                      7
    o Transocean, Inc.    358                                                 13
      Unocal Corp.    300                                                     13
                                                                     -----------
                                                                             148
      OIL: INTERNATIONAL  1.6%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    2,340                                           126
  (5) Exxon Mobil Corp.    7,580                                             366
                                                                     -----------
                                                                             492
      OPTICAL & PHOTO  0.1%
      --------------------------------------------------------------------------
    o Corning, Inc.    1,500                                                  16
      Eastman Kodak Co.    300                                                10
                                                                     -----------
                                                                              26
      PAPER & FOREST PRODUCTS  0.3%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    75                                                2
      Georgia-Pacific Corp.    326                                            12
      International Paper Co.    570                                          23
      Kimberly-Clark Corp.    600                                             39
      Louisiana-Pacific Corp.    100                                           3
      MeadWestvaco Corp.    197                                                6
      Temple-Inland, Inc.    50                                                3
      Weyerhaeuser Co.    250                                                 17
                                                                     -----------
                                                                             105
      PRODUCER GOODS & MANUFACTURING  2.1%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    300                                     12
      Avery Dennison Corp.    150                                             10
      Caterpillar, Inc.    400                                                32
      Cooper Industries Ltd., Class A   100                                    6
      Deere & Co.    250                                                      16
      Dover Corp.    260                                                      10
      Emerson Electric Co.    500                                             31
  (4) General Electric Co.    12,100                                         406
      Honeywell International, Inc.    987                                    35
      Illinois Tool Works, Inc.    350                                        33
      Ingersoll-Rand Co., Class A    200                                      14
      Johnson Controls, Inc.    240                                           14
    o Millipore Corp.    75                                                    3
      Pall Corp.    100                                                        2
      Parker Hannifin Corp.    150                                             9
      Snap-On, Inc.    75                                                      2
      W.W. Grainger, Inc.    100                                               6
                                                                     -----------
                                                                             641
      RAILROAD & SHIPPING  0.2%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.  400                                 15
      CSX Corp.    225                                                         8
      Norfolk Southern Corp.    480                                           14
      Union Pacific Corp.    295                                              17
                                                                     -----------
                                                                              54
      REAL PROPERTY  0.2%
      --------------------------------------------------------------------------
      Apartment Investment & Management
      Co., Class A    100                                                      3
      Equity Office Properties Trust    500                                   14
      Equity Residential    300                                                9
      Plum Creek Timber Co., Inc.    200                                       7
      ProLogis    200                                                          7
      Simon Property Group, Inc.    240                                       13
                                                                     -----------
                                                                              53
      RETAIL  2.6%
      --------------------------------------------------------------------------
      Albertson's, Inc.    400                                                10
    o Autonation, Inc.    300                                                  5
    o AutoZone, Inc.    100                                                    8
    o Bed, Bath & Beyond, Inc.    350                                         13
      Best Buy Co., Inc.    390                                               21
    o Big Lots, Inc.    88                                                     1
      Circuit City Stores, Inc.    200                                         3
      Costco Wholesale Corp.    560                                           23
      CVS Corp.    490                                                        21
      Dillards, Inc., Class A    100                                           2
      Dollar General Corp.    395                                              8
      Family Dollar Stores, Inc.    200                                        5
      Federated Department Stores, Inc.   200                                  9
      The Gap, Inc.    1,037                                                  19
      Home Depot, Inc.    2,600                                              102
      J.C. Penney Co., Inc. Holding Co.  300                                  11
    o Kohl's Corp.    400                                                     19
    o Kroger Co.    900                                                       14
      Limitedbrands    600                                                    13
      Lowe's Cos., Inc.    940                                                51
      The May Department Stores Co.    350                                     9
      Nordstrom, Inc.    200                                                   8
    o Office Depot, Inc.    325                                                5
      RadioShack Corp.    200                                                  6
    o Safeway, Inc.    500                                                    10
      Sears, Roebuck & Co.    300                                             12
      Staples, Inc.    600                                                    18
      Target Corp.    1,090                                                   49
      Tiffany & Co.    150                                                     5
      TJX Cos., Inc.    600                                                   13
    o Toys 'R' Us, Inc.    200                                                 4
  (8) Wal-Mart Stores, Inc.    4,950                                         263

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Walgreen Co.    1,175                                                   42
      Winn-Dixie Stores, Inc.    100                                          --
                                                                     -----------
                                                                             802

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      STEEL  0.1%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    100                                      2
      Nucor Corp.    100                                                       9
      United States Steel Corp.    100                                         4
      Worthington Industries, Inc.    100                                      2
                                                                     -----------
                                                                              17
      TELEPHONE  1.5%
      --------------------------------------------------------------------------
      Alltel Corp.    300                                                     17
      AT&T Corp.    935                                                       13
    o AT&T Wireless Services, Inc.    3,205                                   47
    o Avaya, Inc.    513                                                       7
      BellSouth Corp.    2,180                                                59
      CenturyTel, Inc.    150                                                  5
    o Citizens Communications Co.    358                                       5
    o Nextel Communications, Inc., Class A    1,275                           30
    o Qwest Communications International,
      Inc.    2,027                                                            7
      SBC Communications, Inc.    3,756                                       98
      Sprint Corp. (FON Group)    1,662                                       33
      Verizon Communications, Inc.    3,213                                  127
                                                                     -----------
                                                                             448
      TOBACCO  0.4%
      --------------------------------------------------------------------------
      Altria Group, Inc.    2,340                                            110
      Reynolds American, Inc.    100                                           7
      UST, Inc.    200                                                         8
                                                                     -----------
                                                                             125
      TRAVEL & RECREATION  0.3%
      --------------------------------------------------------------------------
      Brunswick Corp.    100                                                   5
      Carnival Corp.    725                                                   34
      Harrah's Entertainment, Inc.    150                                      8
      Hilton Hotels Corp.    400                                               7
      Marriott International, Inc., Class A    250                            13
      Starwood Hotels & Resorts Worldwide, Inc.    260                        12
                                                                     -----------
                                                                              79
      TRUCKING & FREIGHT  0.0%
      --------------------------------------------------------------------------
      Paccar, Inc.    187                                                     13
      Ryder Systems, Inc.    75                                                3
                                                                     -----------
                                                                              16
      UTILITIES: ELECTRIC & GAS  1.2%
      --------------------------------------------------------------------------
    o The AES Corp.    650                                                     7
    o Allegheny Energy, Inc.    78                                             1
      Ameren Corp.    200                                                      9
      American Electric Power Co., Inc.    460                                15
    o Calpine Corp.    500                                                     1
      Centerpoint Energy, Inc.    400                                          4
      Cinergy Corp.    200                                                     8
    o CMS Energy Corp.    300                                                  3
      Consolidated Edison, Inc.    300                                        13
      Constellation Energy Group, Inc.    200                                  8
      Dominion Resources, Inc.    396                                         26
      DTE Energy Co.    200                                                    8
      Duke Energy Corp.    1,050                                              24
    o Dynegy, Inc., Class A    300                                             2
      Edison International    400                                             11
      El Paso Corp.    696                                                     6
      Entergy Corp.    250                                                    15
      Exelon Corp.    774                                                     28
      FirstEnergy Corp.    391                                                16
      FPL Group, Inc.    200                                                  14
      KeySpan Corp.    200                                                     8
      Kinder Morgan, Inc.    156                                              10
      Nicor, Inc.    50                                                        2
      NiSource, Inc.    357                                                    8
      Peoples Energy Corp.    50                                               2
    o PG&E Corp.    500                                                       15
      Pinnacle West Capital Corp.    100                                       4
      PPL Corp.    200                                                         9
      Progress Energy, Inc.    277                                            12
      Public Service Enterprise Group,
      Inc.    300                                                             13
      Sempra Energy    285                                                    10
      The Southern Co.    875                                                 26
      TECO Energy, Inc.    250                                                 3
      TXU Corp.    350                                                        17
      Williams Cos., Inc.    600                                               7
      Xcel Energy, Inc.    505                                                 9
                                                                     -----------
                                                                             374

      OTHER INVESTMENT COMPANIES  55.2% of net assets
 /(2) Schwab International Index Fund,
      Select Shares    426,273                                             6,109
 /(1) Schwab Small-Cap Index Fund, Select
      Shares    314,977                                                    6,164
 /(3) Schwab Total Bond Market Fund  445,853                               4,525
                                                                     -----------
                                                                          16,798

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)

      SHORT-TERM INVESTMENTS 5.4% of net assets
    / Schwab Value Advantage Money Fund,
      Investor Shares   828,694                                              829

      SECURITY                                        FACE AMOUNT
         RATE, MATURITY DATE                          ($ X 1,000)

      Brown Brothers Harriman,
      Grand Cayman Time Deposit
         1.30%, 10/01/04                                  55                  55
       HSBC Bank, USA Grand
      Cayman Time Deposit
         1.30%, 10/01/04                                 750                 750
                                                                     -----------
                                                                           1,634

END OF INVESTMENTS.

At 9/30/04, the tax basis cost of the fund's investments was $28,105, and the unrealized gains and losses were $4,342 and ($2,029), respectively.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS as of September 30, 2004, unaudited

The following are the portfolio holdings at 9/30/04. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  The security or a portion of this security is on loan.


                                                              COST       VALUE
HOLDINGS BY CATEGORY                                       ($X1,000)   ($X1,000)
--------------------------------------------------------------------------------
 98.9%  COMMON STOCK                                         134,403    147,033
  0.9%  SHORT-TERM INVESTMENT                                  1,370      1,370
  0.1%  U.S. TREASURY OBLIGATION                                 199        199
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                    135,972    148,602
  9.1%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                                13,441     13,441
(9.0)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (13,320)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                148,723

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  98.9% of net assets

      AEROSPACE / DEFENSE  1.9%
      --------------------------------------------------------------------------
      The Boeing Co.    11,996                                               618
      Crane Co.    700                                                        20
      General Dynamics Corp.    2,800                                        286
      Goodrich Corp.    1,700                                                 53
      Lockheed Martin Corp.    6,400                                         357
      Northrop Grumman Corp.    5,114                                        273
      Raytheon Co.    6,300                                                  239
      Rockwell Automation, Inc.    2,700                                     105
      Rockwell Collins, Inc.    2,500                                         93
      Textron, Inc.    1,900                                                 122
      United Technologies Corp.    7,300                                     682
                                                                     -----------
                                                                           2,848
      AIR TRANSPORTATION  1.2%
      --------------------------------------------------------------------------
   @o Delta Air Lines, Inc.    1,400                                           5
      FedEx Corp.    4,220                                                   362
      Sabre Holdings Corp., Class A 1,883                                     46
      Southwest Airlines Co.    11,218                                       153
      United Parcel Service, Inc., Class B   15,945                        1,210
                                                                     -----------
                                                                           1,776
      ALCOHOLIC BEVERAGES  0.5%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    600                                        41
      Anheuser-Busch Cos., Inc.    11,400                                    569
      Brown-Forman Corp., Class B    1,804                                    83
                                                                     -----------
                                                                             693
      APPAREL  0.4%
      --------------------------------------------------------------------------
    o Coach, Inc.    1,800                                                    76
      Jones Apparel Group, Inc.    1,800                                      65
      Liz Claiborne, Inc.    1,600                                            60
      Nike, Inc., Class B    3,800                                           300
      Reebok International Ltd.    800                                        29
      VF Corp.    1,600                                                       79
                                                                     -----------
                                                                             609
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    1,000                                       20
      Cummins, Inc.    700                                                    52
      Dana Corp.    2,178                                                     38
    @ Danaher Corp.    4,400                                                 226
    @ Delphi Corp.    7,563                                                   70
      Eaton Corp.    2,200                                                   139
    @ Ford Motor Co.    25,852                                               363
      General Motors Corp.    8,000                                          340
      Genuine Parts Co.    2,500                                              96
   @o Goodyear Tire & Rubber Co.    2,500                                     27
      Harley-Davidson, Inc.    4,200                                         250
   @o Navistar International Corp.    1,000                                   37
    @ Visteon Corp.    1,584                                                  13
                                                                     -----------
                                                                           1,671
      BANKS  7.8%
      --------------------------------------------------------------------------
    @ AmSouth Bancorp.    5,050                                              123
  (8) Bank of America Corp.    57,584                                      2,495
      The Bank of New York Co., Inc. 10,900                                  318
      BB&T Corp.    7,800                                                    310
      Comerica, Inc.    2,550                                                151
      Fifth Third Bancorp    7,905                                           389
    @ First Horizon National Corp.    1,700                                   74
    @ Huntington Bancshares, Inc.    3,256                                    81
      J.P. Morgan Chase & Co.    50,305                                    1,999
      KeyCorp, Inc.    5,900                                                 186
      M&T Bank Corp.    1,700                                                163
      Marshall & Ilsley Corp.    3,278                                       132
      Mellon Financial Corp.    6,000                                        166
      National City Corp.    9,500                                           367
    @ North Fork Bancorp., Inc.    2,400                                     107
      Northern Trust Corp.    3,100                                          127
      PNC Financial Services Group, Inc.  4,000                              216
      Regions Financial Corp.    6,427                                       212
      SouthTrust Corp.    4,700                                              196

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      State Street Corp.    4,800                                            205
      SunTrust Banks, Inc.    4,000                                          282
      Synovus Financial Corp.    4,300                                       112
      U.S. Bancorp    26,830                                                 775
    @ Wachovia Corp.    18,544                                               871
      Wells Fargo & Co.    23,899                                          1,425
      Zions Bancorp.    1,200                                                 73
                                                                     -----------
                                                                          11,555
      BUSINESS MACHINES & SOFTWARE  8.7%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    3,400                                           168
    o Apple Computer, Inc.    5,200                                          202
      Autodesk, Inc.    1,500                                                 73
    o BMC Software, Inc.    3,200                                             51
    o Cisco Systems, Inc.    95,600                                        1,730
    o Compuware Corp.    5,100                                                26
    o Comverse Technology, Inc.    2,700                                      51
    o Dell, Inc.    35,300                                                 1,257
    o EMC Corp.    34,012                                                    392
    o Gateway, Inc.    4,600                                                  23
      Hewlett-Packard Co.    43,437                                          814
 (10) International Business Machines  Corp. 23,900                        2,049
    o Lexmark International, Inc., Class A   1,800                           151
 =(3) Microsoft Corp.    153,700                                           4,250
    o NCR Corp.    1,400                                                      69
    o Network Appliance, Inc.    4,800                                       110
    o Novell, Inc.    5,200                                                   33
    o Oracle Corp.    73,600                                                 830
      Pitney Bowes, Inc.    3,400                                            150
    o Siebel Systems, Inc.    7,000                                           53
    o Sun Microsystems, Inc.    45,800                                       185
    o Unisys Corp.    4,700                                                   49
   @o Xerox Corp.    11,000                                                  155
                                                                     -----------
                                                                          12,871
      BUSINESS SERVICES  4.3%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A    1,981                                                       110
   @o Allied Waste Industries, Inc.    4,300                                  38
    o Apollo Group, Inc., Class A    2,400                                   176
      Automatic Data Processing, Inc.   8,400                                347
      Cendant Corp.    14,902                                                322
      Cintas Corp.    2,492                                                  105
    o Citrix Systems, Inc.    2,400                                           42
      Computer Associates International,
      Inc.    8,200                                                          216
    o Computer Sciences Corp.    2,700                                       127
    o Convergys Corp.    2,054                                                28
      Deluxe Corp.    800                                                     33
   @o eBay, Inc.    9,194                                                    845
      Electronic Data Systems Corp.   6,900                                  134
      Equifax, Inc.    2,000                                                  53
      First Data Corp.    12,399                                             539
    o Fiserv, Inc.    2,700                                                   94
      H&R Block, Inc.    2,600                                               129
      IMS Health, Inc.    3,300                                               79
    o Interpublic Group of Cos., Inc.  5,700                                  60
    o Intuit, Inc.    2,820                                                  128
    o Mercury Interactive Corp.    1,200                                      42
    o Monster Worldwide, Inc.    1,644                                        41
      Omnicom Group, Inc.    2,600                                           190
    o Parametric Technology Corp.    3,800                                    20
      Paychex, Inc.    5,250                                                 158
    o PeopleSoft, Inc.    5,400                                              107
      Robert Half International, Inc.   2,400                                 62
    o Sungard Data Systems, Inc.    4,031                                     96
   @o Symantec Corp.    4,398                                                241
      Tyco International Ltd.    28,419                                      871
    o Veritas Software Corp.    6,000                                        107
      Waste Management, Inc.    8,157                                        223
    o Yahoo!, Inc.    19,200                                                 651
                                                                     -----------
                                                                           6,414
      CHEMICALS  1.5%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.   3,300                                 179
      Dow Chemical Co.    13,155                                             594
      E.I. du Pont de Nemours & Co.    14,254                                610
      Eastman Chemical Co.    1,000                                           48
      Ecolab, Inc.    3,700                                                  116
      Great Lakes Chemical Corp.    700                                       18
    o Hercules, Inc.    1,500                                                 21
      Monsanto Co.    3,725                                                  136
      PPG Industries, Inc.    2,500                                          153
      Praxair, Inc.    4,600                                                 197
      Rohm & Haas Co.    3,205                                               138
      Sigma-Aldrich Corp.    1,000                                            58
                                                                     -----------
                                                                           2,268
      CONSTRUCTION  0.5%
      --------------------------------------------------------------------------
      Centex Corp.    1,800                                                   91
    @ Fluor Corp.    1,100                                                    49
      KB Home    700                                                          59
    @ Masco Corp.    6,300                                                   218
      Pulte Homes, Inc.    1,800                                             110
      The Sherwin-Williams Co.    2,000                                       88
      The Stanley Works    1,100                                              47
      Vulcan Materials Co.    1,500                                           76
                                                                     -----------
                                                                             738
      CONSUMER DURABLES  0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.    1,100                                           85
      Leggett & Platt, Inc.    2,800                                          79
      Maytag Corp.    1,000                                                   18
      Newell Rubbermaid, Inc.    3,924                                        79
      Whirlpool Corp.    900                                                  54
                                                                          ------
                                                                             315
      CONTAINERS  0.1%
      --------------------------------------------------------------------------
      Ball Corp.    1,600                                                     60
      Bemis Co.    1,400                                                      37
    o Pactiv Corp.    2,300                                                   54
    o Sealed Air Corp.    1,214                                               56
                                                                     -----------
                                                                             207

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      ELECTRONICS  4.7%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    10,300                                  19
   @o Advanced Micro Devices, Inc.    4,900                                   64
    o Agilent Technologies, Inc.    6,737                                    145
    o Altera Corp.    5,480                                                  107
      American Power Conversion Corp.  2,825                                  49
    @ Analog Devices, Inc.    5,200                                          202
    o Andrew Corp.    1,950                                                   24
    o Applied Materials, Inc.    23,600                                      389
    o Applied Micro Circuits Corp.    4,082                                   13
   @o Broadcom Corp., Class A    4,400                                       120
    o CIENA Corp.    6,700                                                    13
    @ Intel Corp.    90,700                                                1,819
      ITT Industries, Inc.    1,300                                          104
    o Jabil Circuit, Inc.    2,727                                            63
   @o JDS Uniphase Corp.    20,155                                            68
   @o KLA-Tencor Corp.    2,700                                              112
    @ Linear Technology Corp.    4,400                                       159
    o LSI Logic Corp.    5,300                                                23
    o Lucent Technologies, Inc.    60,295                                    191
      Maxim Integrated Products, Inc.  4,700                                 199
    o Micron Technology, Inc.    8,800                                       106
      Molex, Inc.    2,700                                                    81
      Motorola, Inc.    33,205                                               599
    o National Semiconductor Corp.    5,000                                   77
    o Novellus Systems, Inc.    2,200                                         58
    o Nvidia Corp.    2,400                                                   35
      PerkinElmer, Inc.    1,700                                              29
    o PMC - Sierra, Inc.    2,500                                             22
    o Power-One, Inc.    1,200                                                 8
    o QLogic Corp.    1,295                                                   38
      Qualcomm, Inc.    22,800                                               890
    o Sanmina-SCI Corp.    7,400                                              52
      Scientific-Atlanta, Inc.    2,200                                       57
    o Solectron Corp.    13,300                                               66
      Symbol Technologies, Inc.    3,052                                      39
      Tektronix, Inc.    1,100                                                37
    o Tellabs, Inc.    5,900                                                  54
    o Teradyne, Inc.    2,700                                                 36
      Texas Instruments, Inc.    24,700                                      526
    o Thermo Electron Corp.    2,200                                          59
    o Thomas & Betts Corp.    525                                             14
    o Waters Corp.    1,700                                                   75
      Xilinx, Inc.    4,800                                                  130
                                                                     -----------
                                                                           6,971
      ENERGY: RAW MATERIALS  1.8%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    3,537                                      235
      Apache Corp.    4,684                                                  235
      Baker Hughes, Inc.    4,780                                            209
    o BJ Services Co.    2,300                                               120
      Burlington Resources, Inc.    5,704                                    233
      Devon Energy Corp.    3,400                                            241
      EOG Resources, Inc.    1,607                                           106
      Halliburton Co.    6,200                                               209
    o Noble Corp.    1,800                                                    81
      Occidental Petroleum Corp.    5,400                                    302
    o Rowan Cos., Inc.    1,400                                               37
      Schlumberger Ltd.    8,300                                             559
      Valero Energy Corp.    1,800                                           144
                                                                     -----------
                                                                           2,711
      FOOD & AGRICULTURE  3.3%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    9,200                                    156
      Campbell Soup Co.    5,700                                             150
      The Coca-Cola Co.    34,500                                          1,382
      Coca-Cola Enterprises, Inc.    6,500                                   123
      ConAgra Foods, Inc.    7,600                                           195
    @ General Mills, Inc.    5,300                                           238
      H.J. Heinz Co.    5,000                                                180
      Hershey Foods Corp.    3,800                                           178
      Kellogg Co.    5,900                                                   252
      McCormick & Co., Inc.    2,000                                          69
      The Pepsi Bottling Group, Inc. 3,602                                    98
      PepsiCo, Inc.    24,080                                              1,171
      Sara Lee Corp.    11,100                                               254
      Supervalu, Inc.    1,900                                                52
      Sysco Corp.    9,100                                                   272
      Wm. Wrigley Jr. Co.    3,100                                           196
                                                                     -----------
                                                                           4,966
      GOLD  0.2%
      --------------------------------------------------------------------------
    @ Newmont Mining Corp.    6,186                                          282

      HEALTHCARE / DRUGS & MEDICINE  12.5%
      --------------------------------------------------------------------------
      Abbott Laboratories    22,100                                          936
      Allergan, Inc.    1,800                                                131
    @ AmerisourceBergen Corp.    1,600                                        86
    o Amgen, Inc.    18,004                                                1,020
   @o Anthem, Inc.    1,901                                                  166
    @ Applied Biosystems Group -- Applera
      Corp.    2,800                                                          53
      Bausch & Lomb, Inc.    800                                              53
      Baxter International, Inc.    8,600                                    277
      Becton Dickinson & Co.    3,600                                        186
    o Biogen Idec, Inc.    4,700                                             288
    @ Biomet, Inc.    3,725                                                  175
    o Boston Scientific Corp.    11,700                                      465
      Bristol-Myers Squibb Co.    27,600                                     653
      C.R. Bard, Inc.    1,400                                                79
      Cardinal Health, Inc.    6,175                                         270
   @o Caremark Rx, Inc.    6,413                                             206
    o Chiron Corp.    2,700                                                  119
      Eli Lilly & Co.    15,900                                              955
    o Express Scripts, Inc.    1,100                                          72
    o Forest Laboratories, Inc.    5,200                                     234
    o Genzyme Corp.    3,200                                                 174
    o Gilead Sciences, Inc.    6,000                                         224
      Guidant Corp.    4,500                                                 297
    @ HCA, Inc.    7,000                                                     267
      Health Management Associates, Inc.,
      Class A    3,300                                                        67
    o Hospira, Inc.    2,210                                                  68
    o Humana, Inc.    2,100                                                   42
  (9) Johnson & Johnson    41,948                                          2,363

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
   @o King Pharmaceuticals, Inc.    3,466                                     41
      Manor Care, Inc.    1,300                                               39
      McKesson Corp.    4,106                                                105
    o Medco Health Solutions, Inc.    3,888                                  120
    o Medimmune, Inc.    3,400                                                81
      Medtronic, Inc.    17,200                                              893
      Merck & Co., Inc.    31,400                                          1,036
    @ Mylan Laboratories, Inc.    3,800                                       68
 =(4) Pfizer, Inc.    107,789                                              3,298
      Quest Diagnostics    1,380                                             122
      Schering-Plough Corp.    20,800                                        396
    o St. Jude Medical, Inc.    2,500                                        188
      Stryker Corp.    5,670                                                 273
    o Tenet Healthcare Corp.    6,500                                         70
    @ UnitedHealth Group, Inc.    9,300                                      686
    o Watson Pharmaceuticals, Inc.    1,500                                   44
    o WellPoint Health Networks, Inc.  2,200                                 231
      Wyeth    19,000                                                        711
    o Zimmer Holdings, Inc.    3,500                                         277
                                                                     -----------
                                                                          18,605
      HOUSEHOLD PRODUCTS  2.3%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    1,200                                    52
      Avon Products, Inc.    6,600                                           288
      Clorox Co.    3,000                                                    160
      Colgate-Palmolive Co.    7,600                                         343
      The Gillette Co.    14,200                                             593
      International Flavors & Fragrances, Inc.  1,400                         54
    = Procter & Gamble Co.    36,400                                       1,970
                                                                     -----------
                                                                           3,460
      INSURANCE  5.0%
      --------------------------------------------------------------------------
      ACE Ltd.    3,900                                                      156
      Aetna, Inc.    2,100                                                   210
      AFLAC, Inc.    7,200                                                   282
      The Allstate Corp.    10,000                                           480
      AMBAC Financial Group, Inc.    1,592                                   127
  (7) American International Group,
      Inc.    36,848                                                       2,505
      AON Corp.    4,550                                                     131
      Chubb Corp.    2,600                                                   183
      CIGNA Corp.    2,000                                                   139
      Cincinnati Financial Corp.    2,415                                    100
      Hartford Financial Services Group,
      Inc.    4,200                                                          260
      Jefferson-Pilot Corp.    2,050                                         102
      Lincoln National Corp.    2,600                                        122
      Loews Corp.    2,700                                                   158
      Marsh & McLennan Cos., Inc.    7,500                                   343
      MBIA, Inc.    2,150                                                    125
      Metlife, Inc.    10,767                                                416
      MGIC Investment Corp.    1,400                                          93
    o Principal Financial Group, Inc.  4,574                                 165
      The Progressive Corp.    3,100                                         263
      Prudential Financial, Inc.    7,600                                    357
      Safeco Corp.    1,900                                                   87
      The St. Paul Travelors Cos., Inc. 9,459                                313
      Torchmark Corp.    1,700                                                90
      UnumProvident Corp.    4,276                                            67
      XL Capital Ltd., Class A    1,900                                      141
                                                                     -----------
                                                                           7,415
      MEDIA  3.3%
      --------------------------------------------------------------------------
      Clear Channel Communications,
      Inc.    8,676                                                          270
    o Comcast Corp., Class A    31,759                                       897
      Dow Jones & Co., Inc.    1,100                                          45
      Gannett Co., Inc.    3,900                                             327
      Knight-Ridder, Inc.    1,200                                            79
      The McGraw-Hill Cos., Inc.    2,700                                    215
      Meredith Corp.    700                                                   36
      New York Times Co., Class A    2,200                                    86
      R.R. Donnelley & Sons Co.    3,000                                      94
    o Time Warner, Inc.    64,350                                          1,039
      Tribune Co.    4,700                                                   193
   @o Univision Communications, Inc.,
      Class A    4,595                                                       145
      Viacom, Inc., Class B    24,681                                        828
      The Walt Disney Co.    29,000                                          654
                                                                     -----------
                                                                           4,908
      MISCELLANEOUS  0.6%
      --------------------------------------------------------------------------
    @ 3M Co.    11,000                                                       880

      MISCELLANEOUS FINANCE  7.5%
      --------------------------------------------------------------------------
      American Express Co.    18,100                                         931
      The Bear Stearns Cos., Inc.    1,512                                   145
      Capital One Financial Corp.    3,300                                   244
    / The Charles Schwab Corp.    19,042                                     175
 =(5) Citigroup, Inc.    73,236                                            3,231
    @ Countrywide Financial Corp.    7,700                                   303
    o E*TRADE Group, Inc.    5,200                                            59
      Fannie Mae    13,700                                                   869
      Federated Investors, Inc., Class B    1,500                             43
      Franklin Resources, Inc.    3,600                                      201
      Freddie Mac    9,700                                                   633
      Golden West Financial Corp.    2,100                                   233
      Goldman Sachs Group, Inc.    6,897                                     643
      Janus Capital Group, Inc.    3,300                                      45
      Lehman Brothers Holdings, Inc. 3,900                                   311
      MBNA Corp.    18,243                                                   460
      Merrill Lynch & Co., Inc.    13,300                                    661
      Moody's Corp.    2,100                                                 154
      Morgan Stanley    15,550                                               767
    o Providian Financial Corp.    3,800                                      59
      SLM Corp.    6,300                                                     281
      Sovereign Bancorp, Inc.    4,700                                       102
      T. Rowe Price Group, Inc.    1,700                                      87
      Washington Mutual, Inc.    12,424                                      485
                                                                     -----------
                                                                          11,122
      NON-DURABLES & ENTERTAINMENT  1.2%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    2,450                                       57
   @o Electronic Arts, Inc.    4,258                                         196
      Fortune Brands, Inc.    2,000                                          148

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Hasbro, Inc.    2,525                                                   47
      International Game Technology  5,000                                   180
      Mattel, Inc.    5,900                                                  107
      McDonald's Corp.    17,800                                             499
   @o Starbucks Corp.    5,460                                               248
      Wendy's International, Inc.    1,700                                    57
      Yum! Brands, Inc.    4,100                                             167
                                                                     -----------
                                                                           1,706
      NON-FERROUS METALS  0.5%
      --------------------------------------------------------------------------
      Alcoa, Inc.    12,272                                                  413
      Engelhard Corp.    1,800                                                51
      Freeport-McMoran Copper & Gold,
      Inc., Class B    2,400                                                  97
      Phelps Dodge Corp.    1,315                                            121
                                                                     -----------
                                                                             682
      OIL: DOMESTIC  1.2%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    1,200                                            107
      Ashland, Inc.    900                                                    51
      ConocoPhillips    9,754                                                808
      Kerr-McGee Corp.    2,084                                              119
      Marathon Oil Corp.    4,900                                            202
    o Nabors Industries Ltd.    2,000                                         95
      Sunoco, Inc.    1,100                                                   81
    o Transocean, Inc.    4,584                                              164
      Unocal Corp.    3,700                                                  159
                                                                     -----------
                                                                           1,786
      OIL: INTERNATIONAL  4.1%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    30,370                                        1,629
 =(2) Exxon Mobil Corp.    91,950                                          4,444
                                                                     -----------
                                                                           6,073
      OPTICAL & PHOTO  0.2%
      --------------------------------------------------------------------------
    o Corning, Inc.    19,300                                                214
    @ Eastman Kodak Co.    4,100                                             132
                                                                     -----------
                                                                             346
      PAPER & FOREST PRODUCTS  0.9%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    1,200                                            40
      Georgia-Pacific Corp.    3,655                                         131
      International Paper Co.    6,798                                       275
      Kimberly-Clark Corp.    7,000                                          452
      Louisiana-Pacific Corp.    1,400                                        36
      MeadWestvaco Corp.    2,764                                             88
      Temple-Inland, Inc.    800                                              54
      Weyerhaeuser Co.    3,400                                              226
                                                                     -----------
                                                                           1,302
      PRODUCER GOODS & MANUFACTURING  5.3%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    3,000                                  117
    @ Avery Dennison Corp.    1,500                                           99
      Caterpillar, Inc.    4,800                                             386
      Cooper Industries Ltd., Class A 1,300                                   77
      Deere & Co.    3,500                                                   226
      Dover Corp.    2,800                                                   109
      Emerson Electric Co.    5,900                                          365
    o Fisher Scientific International, Inc. 1,605                             94
 =(1) General Electric Co.    149,300                                      5,013
      Honeywell International, Inc. 12,237                                   439
      Illinois Tool Works, Inc.    4,400                                     410
      Ingersoll-Rand Co., Class A    2,400                                   163
      Johnson Controls, Inc.    2,600                                        148
    o Millipore Corp.    800                                                  38
      Pall Corp.    1,700                                                     41
      Parker Hannifin Corp.    1,650                                          97
      Snap-On, Inc.    800                                                    22
      W.W. Grainger, Inc.    1,300                                            75
                                                                     -----------
                                                                           7,919
      RAILROAD & SHIPPING  0.5%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    5,200                            199
      CSX Corp.    2,900                                                      96
      Norfolk Southern Corp.    5,600                                        167
      Union Pacific Corp.    3,700                                           217
                                                                     -----------
                                                                             679
      REAL PROPERTY  0.4%
      --------------------------------------------------------------------------
    @ Apartment Investment & Management
      Co., Class A    1,300                                                   45
      Equity Office Properties Trust 5,600                                   153
      Equity Residential    3,800                                            118
      Plum Creek Timber Co., Inc.    2,500                                    87
      ProLogis    2,600                                                       92
      Simon Property Group, Inc.    2,900                                    155
                                                                     -----------
                                                                             650
      RETAIL  6.5%
      --------------------------------------------------------------------------
      Albertson's, Inc.    5,275                                             126
   @o Autonation, Inc.    3,700                                               63
   @o AutoZone, Inc.    1,200                                                 93
    o Bed, Bath & Beyond, Inc.    4,200                                      156
      Best Buy Co., Inc.    4,650                                            252
    o Big Lots, Inc.    1,400                                                 17
      Circuit City Stores, Inc.    2,900                                      44
      Costco Wholesale Corp.    6,500                                        270
      CVS Corp.    5,700                                                     240
      Dillards, Inc., Class A    1,100                                        22
      Dollar General Corp.    4,763                                           96
      Family Dollar Stores, Inc.    2,400                                     65
      Federated Department Stores, Inc. 2,500                                114
    @ The Gap, Inc.    12,562                                                235
      Home Depot, Inc.    31,000                                           1,215
      J.C. Penney Co., Inc. Holding Co. 3,900                                138
   @o Kohl's Corp.    4,800                                                  231
    o Kroger Co.    10,600                                                   165
      Limitedbrands    6,500                                                 145
      Lowe's Cos., Inc.    11,100                                            603
    @ The May Department Stores Co. 4,050                                    104
      Nordstrom, Inc.    2,000                                                76
    o Office Depot, Inc.    4,500                                             68

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      RadioShack Corp.    2,400                                               69
    o Safeway, Inc.    6,200                                                 120
    @ Sears, Roebuck & Co.    3,100                                          124
      Staples, Inc.    7,000                                                 209
      Target Corp.    13,000                                                 588
    @ Tiffany & Co.    2,000                                                  61
      TJX Cos., Inc.    7,200                                                159
    o Toys 'R' Us, Inc.    3,000                                              53
 =(6) Wal-Mart Stores, Inc.    60,000                                      3,192
      Walgreen Co.    14,600                                                 523
    @ Winn-Dixie Stores, Inc.    2,100                                         6
                                                                     -----------
                                                                           9,642
      STEEL  0.1%
      --------------------------------------------------------------------------
    @ Allegheny Technologies, Inc.    1,050                                   19
    @ Nucor Corp.    1,200                                                   110
      United States Steel Corp.    1,500                                      56
      Worthington Industries, Inc.    1,200                                   26
                                                                     -----------
                                                                             211
      TELEPHONE  3.7%
      --------------------------------------------------------------------------
      Alltel Corp.    4,400                                                  242
      AT&T Corp.    11,216                                                   161
    o AT&T Wireless Services, Inc. 38,595                                    570
    o Avaya, Inc.    5,832                                                    81
      BellSouth Corp.    25,800                                              700
    @ CenturyTel, Inc.    1,900                                               65
    o Citizens Communications Co.    3,918                                    52
    o Nextel Communications, Inc., Class A  15,700                           374
    o Qwest Communications International, Inc.    24,216                      81
      SBC Communications, Inc.    46,710                                   1,212
    @ Sprint Corp. (FON Group)    20,550                                     414
      Verizon Communications, Inc.  38,950                                 1,534
                                                                     -----------
                                                                           5,486
      TOBACCO  1.1%
      --------------------------------------------------------------------------

    @ Altria Group, Inc.    28,900                                         1,359
    @ Reynolds American, Inc.    2,128                                       145
      UST, Inc.    2,400                                                      97
                                                                     -----------
                                                                           1,601
      TRAVEL & RECREATION  0.7%
      --------------------------------------------------------------------------
      Brunswick Corp.    1,200                                                55
    @ Carnival Corp.    9,000                                                426
    @ Harrah's Entertainment, Inc.    1,500                                   79
      Hilton Hotels Corp.    5,400                                           102
      Marriott International, Inc., Class A    3,300                         171
      Starwood Hotels & Resorts Worldwide, Inc.    2,900                     135
                                                                     -----------
                                                                             968

      TRUCKING & FREIGHT  0.1%
      --------------------------------------------------------------------------
      Paccar, Inc.    2,550                                                  176
      Ryder Systems, Inc.    900                                              43
                                                                     -----------
                                                                             219
      UTILITIES: ELECTRIC & GAS  3.0%
      --------------------------------------------------------------------------
    o The AES Corp.    8,800                                                  88
   @o Allegheny Energy, Inc.    1,551                                         25
      Ameren Corp.    2,600                                                  120
      American Electric Power Co., Inc. 5,560                                178
   @o Calpine Corp.    5,600                                                  16
      Centerpoint Energy, Inc.    4,150                                       43
    @ Cinergy Corp.    2,600                                                 103
    o CMS Energy Corp.    2,400                                               23
    @ Consolidated Edison, Inc.    3,300                                     139
      Constellation Energy Group, Inc.  2,300                                 92
      Dominion Resources, Inc.    4,580                                      299
      DTE Energy Co.    2,400                                                101
    @ Duke Energy Corp.    13,234                                            303
   @o Dynegy, Inc., Class A    5,200                                          26
      Edison International    4,700                                          125
    @ El Paso Corp.    8,929                                                  82
      Entergy Corp.    3,300                                                 200
      Exelon Corp.    9,150                                                  336
      FirstEnergy Corp.    4,628                                             190
    @ FPL Group, Inc.    2,700                                               184
      KeySpan Corp.    2,300                                                  90
      Kinder Morgan, Inc.    1,690                                           106
      Nicor, Inc.    600                                                      22
      NiSource, Inc.    3,546                                                 74
      Peoples Energy Corp.    500                                             21
    o PG&E Corp.    5,900                                                    179
      Pinnacle West Capital Corp.    1,200                                    50
      PPL Corp.    2,600                                                     123
      Progress Energy, Inc.    3,502                                         148
      Public Service Enterprise Group,
      Inc.    3,300                                                          141
    @ Sempra Energy    3,141                                                 114
      The Southern Co.    10,300                                             309
      TECO Energy, Inc.    2,700                                              36
    @ TXU Corp.    4,322                                                     207
      Williams Cos., Inc.    7,300                                            88
      Xcel Energy, Inc.    5,605                                              97
                                                                     -----------
                                                                           4,478
      SHORT-TERM INVESTMENT  0.9% of net assets

      Provident Institutional TempFund
      1,370,444                                                            1,370

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued


                                              FACE
      SECURITY                               AMOUNT                     VALUE
         RATE, MATURITY DATE               ($ X 1,000)               ($ X 1,000)
      U.S. TREASURY OBLIGATION  0.1% of net assets
    = U.S. Treasury Bill
         1.63%, 12/16/04                          200                        199


END OF INVESTMENTS.

At 9/30/04, the tax basis cost of the fund's investments was $136,649, and the unrealized gains and losses were $33,723 and ($21,770), respectively.

The fund's portfolio holdings include $13,039 of securities on loan.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 9.1% of net assets

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 4.5%
--------------------------------------------------------------------------------
      Canadian Imperial Bank of
      Commerce/New York
         1.80%, 10/29/04                                         261         261
         1.72%, 05/25/05                                         230         230
      Falcon Corp.
         1.66%, 10/05/04                                         527         527
      Foreningssparbanken AB
         1.72%, 10/15/04                                       1,176       1,176
      Fortis Bank
         2.06%, 06/08/05                                       1,321       1,321
         1.78%, 06/06/05                                         392         392
      Societe Generale NY
         1.95%, 10/01/04                                       1,807       1,807
         1.72%, 10/14/04                                         383         383
      Westdeutsche Landesbank AG
         1.70%, 10/12/04                                         559         559
         1.50%, 01/10/05                                          34          34
                                                                         -------
                                                                           6,690

      SHORT-TERM INVESTMENT  0.5%
      --------------------------------------------------------------------------
      UBS Bank, Time Deposit
         1.98%, 10/01/04                                        675          675

      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES  4.1%
      --------------------------------------------------------------------------
      Institutional Money Market Trust
      6,075,955                                                            6,076


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 9/30/04. All numbers x $1,000 except number of futures contracts.

                                   NUMBER
                                     OF             CONTRACT          UNREALIZED
                                 CONTRACTS            VALUE              LOSS
      FUTURES
        S&P 500 Index,
        Long  expires
        12/17/04                         5            1,394                 (13)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Interim Principal Financial Officer, Mei-Luh Lee, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwab Annuity Portfolios
               -------------------------

By:  /s/ Evelyn Dilsaver
     -----------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:  November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Evelyn Dilsaver
     -----------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:  November 23, 2004

By:  /s/ Mei-Luh Lee
     -----------------------
         Mei-Luh Lee
         Assistant Treasurer and
         Interim Principal Financial Officer

Date:  November 22, 2004